Document and Entity Information	9 Months Ended
Sep. 30, 2013
Entity Information [Line Items]
Entity Registrant Name	American Realty Capital Properties, Inc.
Entity Central Index Key	0001507385
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false